Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	000-51847
Entity Registrant Name	Himax Technologies, Inc.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	NO. 26, ZILIAN ROAD
Entity Address, Address Line Two	XINSHI DISTRICT
Entity Address, City or Town	TAINAN CITY
Entity Address, Postal Zip Code	744092
Entity Address, Country	TW
Title of 12(b) Security	Ordinary Shares, par value $0.3 per ordinary share
Trading Symbol	HIMX
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	348,851,828
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Auditor Name	KPMG
Auditor Firm ID	1026
Auditor Location	Hsinchu, Taiwan
Entity Central Index Key	0001342338
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	No. 15, Zilian Road
Entity Address, Address Line Two	Xinshi District
Entity Address, City or Town	Tainan City
Entity Address, Postal Zip Code	744092
Entity Address, Country	TW
Contact Personnel Name	Jessica Pan
Local Phone Number	6-505-0880
Contact Personnel Email Address	jessica_pan@himax.com.tw
Contact Personnel Fax Number	+886-6-507-0038
City Area Code	886